SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Start-up expenses	$ 2,469,389	$ 524,208
Land development costs		52,584
Net operating loss	2,442,165	1,715
Accruals and other	696	137
Stock based compensation	1,623,724
Accrued bonuses	289,460
Bridge loan discount	375,240
Total deferred tax assets	7,200,674	578,644
Deferred tax liabilities:
Fixed assets	(495)
Total deferred tax liabilities	(495)
Valuation allowance	(7,200,179)	(578,644)
Net deferred taxes